Weighted-Average Assumptions Used to Determine Benefit Obligations, Foreign Plans (Detail) (Foreign plans)	Mar. 31, 2014	Mar. 31, 2013
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.40%	4.40%
Rate of compensation increase	3.00%	3.00%